Share Based Compensation (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2016
Share Based Compensation (Details) [Line Items]
Shares outstanding percentage	5.00%
RSUs granted options	2,791,338
RSUs forfeited	507,907
RSUs exercised	559,719
RSUs vested	141,628
Share based compensation	0.00%
Development related service (in Dollars)	$ 272	$ 56
2016 Incentive Plan [Member] | Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Shares issued			3,384,454
2021 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Shares issued	4,079,427
Total ordinary shares	7,230,270
2022 Equity Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Shares issued	3,150,843